Shareholder Fees {- Strategic Advisers Large Cap Fund}	Feb. 17, 2022 USD ($)
05.31 Strategic Advisers Large Cap Fund PRO-05 | Strategic Advisers Large Cap Fund
Shareholder Fees:
(fees paid directly from your investment)	none